Reconciliation of Financial Statement to Form 5500 (Tables) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31, 2025 and December 31, 2024 to the Form 5500:

	2025	2024
Net assets available for benefits per financial statements	$5,027,980,482	$4,309,124,076
Fully benefit-responsive investment contracts value adjustment	(5,397,715)	(10,566,676)

Net assets available for benefits per Form 5500	5,022,582,767	4,298,557,400

Employee Benefit Plan Reconciliation Change in Net Asset Available for Benefit to Form 5500
The following is a reconciliation of the net increase in net assets available for benefits per the financial statements for the year ended December 31, 2025 and December 31, 2024 to the Form 5500:

	2025	2024
Increase in net assets per financial statements	$718,856,406	$580,000,394
Prior year fully benefit-responsive investment contracts value adjustment	10,566,676	$11,821,250
Current year fully benefit-responsive investment contracts value adjustmen	(5,397,715)	(10,566,676)

Total increase in net assets available for benefits per the Form 5500	724,025,367	581,254,968